As filed with the Securities and Exchange Commission on October 20, 2008
1933 Act File No. 333-152704

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. [_]	Post-Effective Amendment No. 1
WT MUTUAL FUND
(Exact Name Of Registrant As Specified In Charter)
(800) 254-3948
(Area Code and Telephone Number)
1100 North Market Street
Wilmington, DE 19890
(Address of Principal Executive Offices)
Mr. John J. Kelley
Wilmington Trust Company
1100 North Market Street
Wilmington, DE 19890
(Name and Address of Agent for Service)
Copy to:
Joseph V. Del Raso, Esq.
Pepper Hamilton, LLP
3000 Two Logan Square
Philadelphia, PA 19103
Title Of Securities Being Registered: A Shares and Institutional Shares of beneficial interest, no par value, of Wilmington Multi-Manager Large-Cap Fund and Wilmington Multi-Manager Small-Cap Fund, series of the Registrant. No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.
It is proposed that this filing will become effective immediately pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933.
This Post-Effective Amendment is being filed solely for the purpose of filing an exhibit to the Registration Statement on Form N-14, filed with the Commission on August 1, 2008 (the “Registration Statement”). Parts A, B and C of this Post-Effective Amendment No. 1 are incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement, filed with the Commission on September 10, 2008, except that Item 16 and Item 17 are restated in their entirety as indicated herein.

PART C
OTHER INFORMATION
Item 16. Exhibits.

1(a)(i)	Amended and Restated Agreement and Declaration of Trust of WT Mutual Fund (the “Registrant”). (1)

1(a)(ii)	Amended Schedule A to Amended and Restated Agreement and Declaration of Trust of the Registrant. (2)

1(b)	Certificate of Trust dated June 1, 1994. (3)

1(c)	Certificate of Amendment to Certificate of Trust dated October 7, 1994. (4)

1(d)	Certificate of Amendment to Certificate of Trust dated October 20, 1998. (5)

2	Amended and Restated By-Laws. (6)

3	Not applicable.

4(a)(i)	Agreement and Plan of Reorganization for the proposed reorganization of the FWLC Fund into the Large-Cap Fund is filed herewith.

4(a)(ii)	Agreement and Plan of Reorganization for the proposed reorganization of the FWSC Fund into the Small-Cap Fund is filed herewith.

5	See Articles III, VII, and VIII of Registrant’s Amended and Restated Agreement and Declaration of Trust. (1)

6(a)(i)	Advisory Agreement between the Registrant and RSMC dated July 1, 2005. (7)

6(a)(ii)	Amended and Restated Schedules A and B dated November 14, 2006 to Advisory Agreement between the Registrant and RSMC. (2)

6(b)	Sub-Advisory Agreement among the Registrant, on behalf of Wilmington Multi-Manager Large-Cap Fund, RSMC and ASA dated July 1, 2005. (8)

6(c)	Form of Interim Sub-Advisory Agreement among the Registrant, on behalf of Wilmington Multi-Manager Large-Cap Fund, RSMC and M&C is filed herewith.

6(d)	Sub-Advisory Agreement among the Registrant, on behalf of Wilmington Multi-Manager Large-Cap Fund, RSMC and FQ dated July 1, 2005. (8)

6(e)(i)	Form of Sub-Advisory Agreement among the Registrant, RSMC and Wilmington Trust Investment Management, LLC (“WTIM”). (8)

6(e)(ii)	Amended and Restated Schedule A to Sub-Advisory Agreement among the Registrant, RSMC and WTIM. (9)

6(f)	Expense Limitation Agreement between the Trust and RSMC dated November 1, 2007. (10)

6(g)(i)	Sub-Advisory Agreement among the Registrant, with respect to the Wilmington Multi-Manager Large-Cap Fund and the Wilmington Multi-Manager Small-Cap Fund, RSMC and WTIM, dated December 4, 2006. (11)

6(g)(ii)	Amended Schedule C dated February 1, 2008 to Sub-Advisory Agreement among the Registrant, with respect to the Wilmington Multi-Manager Large-Cap Fund and the Wilmington Multi-Manager Small-Cap Fund, RSMC and WTIM. (6)

6(h)	Sub-Advisory Agreement among the Registrant, on behalf of Wilmington Multi-Manager Large-Cap Fund, RSMC and Robeco Investment Management, Inc. (6)

6(i)	Sub-Advisory Agreement among the Registrant, on behalf of the Wilmington Multi-Manager Small-Cap Fund, RSMC and Systematic Financial Management L.P. dated July 1, 2005. (8)

6(j)	Sub-Advisory Agreement among the Registrant, on behalf of the Wilmington Multi-Manager Small-Cap Fund, RSMC and TAMRO Capital Partners LLC. (6)

7(a)(i)	Distribution Agreement between the Registrant and Professional Funds Distributor, LLC. (12)

7(a)(ii)	Amended Exhibit A to Distribution Agreement between the Registrant and Professional Funds Distributor, LLC. (2)

7(b)	Form of Broker-Dealer Agreement. (12)

8	Amended and Restated Deferred Compensation Plan for Independent Trustees. (13)

9(a)	Custody Agreement between the Registrant and Wilmington Trust Company (“Wilmington Trust”). (14)

9(b)	Foreign Custody Agreement between the Trust and PFPC Trust Company. (14)

9(c)	Sub-Custody Agreement among the Registrant, Wilmington Trust and PFPC Trust Company. (15)

10(a)	Amended and Restated Plan of Distribution Pursuant to Rule 12b-1. (2)

10(b)	Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3. (2)

11	Opinion and consent of Pepper Hamilton LLP regarding validity of securities being offered. (16)

12(a)	Opinion and consent of Pepper Hamilton LLP regarding tax matters for the FWLC Fund and the Large-Cap Fund is filed herewith.

12(b)	Opinion and consent of Pepper Hamilton LLP regarding tax matters for the FWSC Fund and the Small-Cap Fund is filed herewith.

13(a)(i)	Transfer Agency Agreement between the Registrant and PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC Inc.) (17)

13(a)(ii)	Amendment to Transfer Agency Agreement between the Registrant and PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC Inc.) (18)

13(a)(iii)	Amended Exhibit A to Transfer Agency Agreement with PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC Inc.) (2)

13(b)(i)	Administration Agreement dated May 1, 2006 between the Registrant and RSMC. (7)

13(b)(ii)	Amended Exhibit A to Administration Agreement. (11)

13(c)(i)	Sub-Administration and Accounting Services Agreement dated May 1, 2006 among the Registrant, RSMC and PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC Inc.) (7)

13(c)(ii)	Amended Exhibit A to Sub-Administration and Accounting Services Agreement. (11)

13(d)	Compliance Services Agreement dated May 1, 2006 between the Registrant and RSMC. (7)

14	Consent of Ernst & Young LLP. (16)

15	Not applicable.

16	Powers of Attorney. (6)

17(a)	Prospectus for Institutional Shares of the Wilmington Multi-Manager Funds, Prospectus for A Shares of the Wilmington Multi-Manager Funds, Statement of Additional Information for the Wilmington Multi-Manager Funds, Prospectus for Institutional Shares of the Wilmington Fundamentally Weighted Funds, Prospectus for A Shares of the Wilmington Fundamentally Weighted Funds and Statement of Additional Information for the Wilmington Fundamentally Weighted Funds. (19)

17(b)	Annual Report to Shareholders of the Wilmington Multi-Manager Funds and the Wilmington Fundamentally Weighted Funds for the fiscal year ended June 30, 2008. (20)

17(d)(i)	Form of Proxy Card for the FWLC Fund. (21)

17(d)(ii)	Form of Proxy Card for the FWSC Fund. (21)

(1)	Previously filed with the Securities and Exchange Commission (“SEC”) with Post-Effective Amendment to the Registrant’s registration statement (“PEA”) No. 17 on Form N-1A on June 10, 2002 and incorporated herein by reference.

(2)	Previously filed with the SEC with PEA No. 42 on Form N-1A on November 14, 2006 and incorporated herein by reference.

(3)	Previously filed with the SEC with PEA No. 10 on Form N-1A on November 1, 1999 and incorporated herein by reference.

(4)	Previously filed with the SEC with Pre-Effective Amendment No. 1 on Form N-1A of November 29, 1994 and incorporated herein by reference.

(5)	Previously filed with the SEC with PEA No. 10 on Form N-1A on November 1, 1999 and incorporated herein by reference.

(6)	Previously filed with the SEC with PEA No. 45 on Form N-1A on August 29, 2008 and incorporated herein by reference.

(7)	Previously filed with the SEC with PEA No. 37 on Form N-1A on June 16, 2006 and incorporated herein by reference.

(8)	Previously filed with the SEC with PEA No. 32 on Form N-1A on August 29, 2005 and incorporated herein by reference.

(9)	Previously filed with the SEC with PEA No. 36 on Form N-1A on February 2, 2006 and incorporated herein by reference.

(10)	Previously filed with the Securities and Exchange Commission with the Registrant’s registration statement on Form N-14 on April 1, 2008 and incorporated herein by reference.

(11)	Previously filed with the SEC with PEA No. 43 on Form N-1A on August 29, 2007 and incorporated herein by reference.

(12)	Previously filed with the SEC with PEA No. 25 on Form N-1A on July 16, 2004 and incorporated herein by reference.

(13)	Previously filed with the SEC with PEA No. 18 on Form N-1A on August 26, 2002 and incorporated herein by reference.

(14)	Previously filed with the SEC with PEA No. 23 on Form N-1A on October 29, 2003 and incorporated herein by reference.

(15)	Previously filed with the SEC with PEA No. 15 on Form N-1A on October 30, 2001 and incorporated herein by reference.

(16)	Previously filed with the Securities and Exchange Commission with the Registrant’s registration statement on Form N-14 on September 10, 2008 and incorporated herein by reference.

(17)	Previously filed with the SEC with PEA No. 12 on Form N-1A on October 31, 2000 and incorporated herein by reference.

(18)	Previously filed with the SEC with PEA No. 19 on Form N-1A on October 25, 2002 and incorporated herein by reference.

(19)	Previously filed with the SEC with PEA No. 44 on Form N-1A on October 26, 2007 and incorporated herein by reference.

(20)	Previously filed with the SEC with the Registrant’s Certified Shareholder Report on Form N-CSR on September 5, 2008 and incorporated herein by reference.

(21)	Previously filed with the SEC with the Registrant’s registration statement on Form N-14 on August 1, 2008 and incorporated herein by reference.
Item 17. Undertakings.
(1)	The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 1 to the Registrant’s registration statement on Form N-14 under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 1 to the Registrant’s registration statement on Form N-14 to be signed on its behalf by the undersigned, duly authorized, in the City of Wilmington, and State of Delaware on the 20th day of October 2008.

WT MUTUAL FUND
By:	/s/ John J. Kelley
John J. Kelley, President

As required by the Securities Act of 1933, this Post-Effective Amendment No. 1 to the Registrant’s registration statement on Form N-14 has been signed by the following persons in the capacities and on the dates indicated.

/s/ Robert H. Arnold* Robert H. Arnold	Trustee	October 20, 2008

/s/ Eric Brucker* Eric Brucker	Trustee	October 20, 2008

/s/ Ted T. Cecala * Ted T. Cecala	Trustee	October 20, 2008

/s/ Robert J. Christian* Robert J. Christian	Trustee	October 20, 2008

/s/ Nicholas A. Giordano* Nicholas A. Giordano	Chairman of the Board and Trustee	October 20, 2008

/s/ John J. Kelley John J. Kelley	President and Chief Executive Officer	October 20, 2008

/s/ Louis Klein, Jr.* Louis Klein, Jr.	Trustee	October 20, 2008

/s/ Thomas A. Leonard* Thomas A. Leonard	Trustee	October 20, 2008

/s/ John C. McDonnell John C. McDonnell	Vice President and Treasurer (Acting Chief Financial Officer)	October 20, 2008

/s/ Mark Sargent* Mark Sargent	Trustee	October 20, 2008

*By	/s/ John J. Kelley
John J. Kelley
Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Description

4(a)(i)	Agreement and Plan of Reorganization for the proposed reorganization of the FWLC Fund into the Large-Cap Fund.

4(a)(ii)	Agreement and Plan of Reorganization for the proposed reorganization of the FWSC Fund into the Small-Cap Fund.

6(c)	Form of Interim Sub-Advisory Agreement among the Registrant, on behalf of Wilmington Multi-Manager Large-Cap Fund, RSMC and M&C.

12(a)	Opinion and consent of Pepper Hamilton LLP regarding tax matters for the FWLC Fund and the Large-Cap Fund.

12(b)	Opinion and consent of Pepper Hamilton LLP regarding tax matters for the FWSC Fund and the Small-Cap Fund.